Accounts receivable and prepaid expenses (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Credit Loss [Abstract]
Schedule of Accounts Receivable and Prepaid Expenses

Accounts receivable and prepaid expenses consists of the following:

	March 31,	December 31,
	2025	2024

Prepaid expenses and deposits	$435,945	$464,380
HST and interest receivable	128,437	125,978
U.S. Environment Protection Agency overpayment (note 8)	-	100,000
Total	$564,382	$690,358

Accounts receivable and prepaid expenses consists of the following:

	June 30,	December 31,
	2025	2024

Prepaid expenses and deposits	$696,222	$464,380
HST and interest receivable	163,289	125,978
U.S. Environment Protection Agency overpayment (note 8)	-	100,000
Total	$859,511	$690,358

Accounts receivable and prepaid expenses consists of the following:

	December 31,	December 31,
	2024	2023

Prepaid expenses and deposits	$464,380	$382,198
HST and interest receivable	125,978	121,621
U.S. Environment Protection Agency overpayment (note 9)	100,000	94,582
Total	$690,358	$598,401